LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
LOSS ON VALUATION AND TRANSLATION OF FINANCIAL INSTRUMENTS
Schedule of loss on valuation and translation of financial instruments

	2017	2016	2015

Loss (gain) on the ineffective portion of fair value hedges	$3.0	$2.0	$(3.6)
Loss on the ineffective portion of cash flow hedges	—	0.1	1.6
(Gain) loss on embedded derivatives related to long-term debt	(0.6)	(0.2)	6.2
Loss (gain) on reversal of embedded derivatives on debt redemption	—	0.2	(0.4)

	$2.4	$2.1	$3.8